Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets
Financial assets as of 31 December 2024 and 2023, all of which are measured at amortized cost, are as follows:

	31 December 2024	31 December 2023
Cash and cash equivalents	51,428	11,157
Restricted cash	—	26,132
Trade receivables	160,217	41,292
Other current assets	6,361	1,035
Receivables from related parties	118	896
Other long-term assets	213	336
	218,337	80,848

Schedule of Financial Liabilities
Financial liabilities as of 31 December 2024 and 2023 are as follows:

	31 December 2024	31 December 2023
Borrowings (measured at amortized cost)	1,068,584	960,159
Derivative financial liabilities (measured at FVTPL)	210,224	520,553
Trade and other payables (measured at amortized cost)	67,126	80,563
Lease liabilities (measured at amortized cost)	121,652	115,315
Liabilities to related parties (measured at amortized cost)	8,465	9,851
Other current liabilities	58,903	61,873
	1,534,954	1,748,314

Schedule of Material Differences Between the Fair Value and Carrying Amount	Material differences between the fair values and carrying amounts of these borrowings are identified as follows:

	31 December 2024
	Carrying Amount	Fair Value
Senior Secured First Lien Term Loan Facility	990,744	969,077
	990,744	969,077

	31 December 2023
	Carrying Amount	Fair Value
Senior Bonds	549,411	559,867
Aztiq Convertible Bond	80,663	84,756
2022 Convertible Bonds	155,914	217,419
Alvogen Facility	76,556	82,060
	862,544	944,102

Schedule of Fair Value on a Recurring Basis
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments measured at fair value on a recurring basis as of 31 December 2024 and 31 December 2023:

	31 December 2024
	Level 1	Level 2	Level 3	Total
Predecessor Earn Out Shares	—	179,300	—	179,300
OACB Warrants	30,924	—	—	30,924
	30,924	179,300	—	210,224

	31 December 2023
	Level 1	Level 2	Level 3	Total
Senior Bond Warrants	19,715	—	—	19,715
Tranche A Conversion Feature	—	—	118,830	118,830
Predecessor Earn Out Shares	—	349,900	—	349,900
OACB Earn Out Shares	—	6,200	—	6,200
OACB Warrants	25,908	—	—	25,908
	45,623	356,100	118,830	520,553

Schedule of Assumptions and Inputs
The following table presents the assumptions and inputs that were used for the model in valuing the Predecessor Earn Out Shares:

	31 December 2024	31 December 2023
Number of shares	19,165,000	38,330,000
Share price	$13.23	$11.48
Volatility rate	52.0%	55.0%
Risk-free rate	4.26%	3.97%

Schedule of Interest Rate Sensitivity Analysis
The following table provides an interest rate sensitivity analysis for the effect on loss before tax. The analysis assumes that all other variables, such as foreign currency exchange rates, remain constant.

	2024	2023
Variable-rate financial instruments +100	(9,873)	(89)
Variable-rate financial instruments -100	9,873	89

Schedule of Impact on the Groups Operations
Below are the foreign currencies that have the most significant impact on the Group’s operations.

	Closing rate		Average rate		Change
	2024	2023	2024	2023
EUR	1.038	1.105	1.082	1.091	(6.0%)
GBP	1.251	1.275	1.278	1.266	(1.8%)
ISK	0.007	0.007	0.007	0.007	(2.0%)
CHF	1.103	1.188	1.136	1.156	(7.2%)
INR	0.012	0.012	0.012	0.012	(2.6%)

Schedule of Groups Assets and Liabilities
The Group’s assets and liabilities that are denominated in foreign currencies as of 31 December 2024 are as follows:

	Assets	Liabilities	Net assets
EUR	49,968	23,847	26,121
GBP	315	3,669	(3,354)
ISK	3,162	154,048	(150,886)
CHF	2,522	2,837	(315)
INR	881	536	345
The Group’s assets and liabilities that are denominated in foreign currencies as of 31 December 2023 are as follows:

	Assets	Liabilities	Net assets
EUR	36,568	46,303	(9,735)
GBP	69	3,479	(3,410)
ISK	3,247	144,812	(141,565)
CHF	335	7,488	(7,153)
INR	167	536	(369)

Schedule of Analysis Assumes that all Other Variables	The analysis assumes that all other variables, such as interest rates, remain constant.

	EUR	GBP	ISK	CHF	INR
Year ended 31 December 2024
-10% weakening	(2,612)	335	15,089	32	(35)
+ 10% strengthening	2,612	(335)	(15,089)	(32)	35
Year ended 31 December 2023
-10% weakening	(974)	(341)	(14,156)	(715)	(37)
+ 10% strengthening	974	341	14,156	715	37

Schedule of the Maximum Credit Risk Exposure of the Groups Financial Assets	The maximum credit risk exposure for the Group’s financial assets as of 31 December 2024 and 2023 is as follows:

	2024	2023
Cash and cash equivalents	51,428	11,157
Restricted cash	—	26,132
Trade receivables	160,217	41,292
Other assets	6,692	2,267
	218,337	80,848

Schedule of Contractual Maturities of Financial Assets and Liabilities
Contractual maturities of financial assets and liabilities as of 31 December 2024 are as follows:

	Within one year	One to two years	Thereafter	Total
Financial assets
Non-interest bearing	166,696	—	—	166,696
Variable-interest bearing	51,428	213	—	51,641
Total financial assets	218,124	213	—	218,337
Financial liabilities
Non-interest bearing	126,029	—	—	126,029
Derivative liabilities	—	210,224	—	210,224
Variable-interest bearing - Borrowings	75,235	127,313	1,470,805	1,673,353
Total financial liabilities	201,264	337,537	1,470,805	2,009,606
Contractual maturities of financial assets and liabilities as of 31 December 2023 are as follows:

	Within one year	One to two years	Thereafter	Total
Financial assets
Non-interest bearing	43,223	—	—	43,223
Variable-interest bearing	11,157	—	26,468	37,625
Total financial assets	54,380	—	26,468	80,848
Financial liabilities
Non-interest bearing	142,436	—	—	142,436
Fixed-interest bearing - Borrowings	66,309	1,101,185	—	1,167,494
Derivative liabilities	—	520,553	—	520,553
Variable-interest bearing - Borrowings	44,995	10,198	65,826	121,019
Total financial liabilities	253,740	1,631,936	65,826	1,951,502